SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2011
SHAREHOLDERS' EQUITY
Schedule of changes in outstanding warrants

	December 31, 2011
	Number of IAC Common Shares Underlying Warrants	Weighted Average Strike Price
	(Shares in thousands)
Outstanding at January 1, 2011	18,297	$28.07
Exercised	(3,949)	26.90

Outstanding at December 31, 2011	14,348	$28.40

Schedule of warrants outstanding by Tranche issued in Vivendi deal

	Expiration Date	Number of IAC Common Shares Underlying Warrants Outstanding At December 31, 2011	Average Strike per IAC Share
		(In thousands)
Issued in Vivendi deal:
Tranche 1	5/7/12	9,836	$26.86
Tranche 2	5/7/12	4,512	$31.75

		14,348	$28.40